Financial liabilities - Additional Information (Details) € in Thousands			1 Months Ended					12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_instalment	Jun. 22, 2020 EUR (€)	Jul. 31, 2020	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) tranche
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings								€ 10,350	€ 14,000	€ 16,000	[1]
Conditional Advances And Loans From Government And Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting								(1,763)	(1,561)
Accumulated variable interest expense accrual								€ (4,789)	4,243
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances deferment period										18 months
Advances received										€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received				€ 350
Authorized amount to be advanced				500
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche							3			3
Proceeds from borrowings					€ 14,000	€ 16,000
Borrowing, deferment period to request funds			12 months
Royalties agreement, period							6 years
Borrowing, deferment period								1 year
Borrowing, maturity						5 years		5 years
Borrowings, interest rate					5.00%	6.00%		4.00%
Expected future royalty payments								€ 17,200	43,400
Accumulated variable interest expense accrual								4,800
Borrowings								37,000
EIB Loan | Conditional Advances And Loans From Government And Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting								(1,731)	(1,545)
Accumulated variable interest expense accrual								(4,789)	€ 4,243
EIB Loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable								7,000
Interest payable								1,700
EIB Loan | Floating interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable								17,200
EIB Loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount							€ 40,000			€ 40,000
PGE Loan, BPI France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount	€ 5,000			5,000				€ 350
Proceeds from borrowings	€ 5,000
Borrowing, initial period bearing no interest	12 months
Borrowing, guarantee fee	1.61%							0.25%
Borrowing, maturity	6 years
Percentage of State-Guaranteed loan	0.90
Borrowing, subsequent period bearing interest	5 years
Borrowings, interest rate	2.25%							1.36%
Number of quarterly instalments | quarterly_instalment	20
PGE Loan, HSBC France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount		€ 5,000		5,000
Proceeds from borrowings				€ 5,000
Borrowing, initial period bearing no interest		12 months		12 months
Borrowing, deferment period				5 years
Borrowing, guarantee fee		0.25%		0.25%				0.25%
Borrowing, maturity		5 years
PGE Loan, HSBC France | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				5 years
PGE Loan, HSBC France | Bottom of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				1 year

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)